Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 12, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	COLONY BANKCORP INC
Entity Central Index Key	0000711669
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 28,778,233
Entity Common Stock, Shares Outstanding		8,439,258
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2012